                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-02319
                 ----------------------------------------------

                      FORT DEARBORN INCOME SECURITIES, INC.
 ------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                 One North Wacker Drive, Chicago, Illinois 60606
 ------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                 Amy R. Doberman
                   UBS Global Asset Management (Americas) Inc.
                             One North Wacker Drive
                             Chicago, Illinois 60606
                     (Name and address of agent for service)


     Registrant's telephone number, including area

code: 312-525-7100

Date of fiscal year end:  September 30, 2003

Date of reporting period:  March 31, 2003

ITEM 1.  REPORTS TO STOCKHOLDERS.

FORT DEARBORN INCOME SECURITIES, INC.

[LOGO] FTD                      [LOGO] THE
LISTED                          CHICAGO
NYSE                            STOCK EXCHANGE

                 FORT
                 DEARBORN
                 INCOME
                 SECURITIES,
                 INC.

   SEMI-ANNUAL REPORT
   MARCH 31, 2003

                                                                  APRIL 14, 2003

DEAR SHAREHOLDER:

    This financial report covers the six-month period ended March 31, 2003, which is our thirty-first fiscal year of operations.

    Daily headlines brought an ever-changing picture of what the situation in Iraq would mean for the United States and the rest of the developed world. This cloud of uncertainty weighed heavily on consumer and business confidence. Forward-looking economic indicators amplified negative sentiment and provided further worrisome headlines for markets to digest. In this environment, U.S. fixed income continued to enjoy increased demand as a flight to quality made it more attractive than riskier assets.

    By the tone of headlines and market sentiment, one would think that bond yields would have fallen to historically low levels. However, price history since September of last year shows a market that is very much range bound. We have seen 30-year Treasury yields at 4.9% in every one of the past six months, and yields are currently trading above that level. High quality spreads have also been remarkably stable, which indicates that the flight to quality has not only benefited Treasuries, but also the mortgage, agency and high-quality corporate markets. We continue to be defensive on duration as rates across the entire yield curve are trading below our estimates of fair value. However, there have been several market developments that have provided us with the opportunity to add value as we wait for bond yields to normalize.

    In October 2002, the difference between the nominal yield of the 10-year Treasury notes and the real yield of Treasury inflation-protected securities
(TIPS) was roughly 1.5%. This yield difference, which is referred to as the break-even inflation (BEI), represents the level of inflation over the life of the securities that would make investors indifferent to owning one versus the other. At this level, our valuation indicated that there was significant value in the sector and we maintained positive exposure relative to our benchmark. Over the remainder of 2002, talk of deflation faded and fear of higher oil prices increased. By February 2003, this resulted in BEI increasing to nearly 2.0%. At this level, we reduced our exposure to the sector and positioned the portfolio back into nominal Treasury notes.

    Another interesting development in bond markets involves the lower end of the credit quality spectrum. As 2002 produced more corporate downgrades than any other period in recent history, market participants sought to quantify the risk of corporate debt and to build models that might predict future credit deterioration. The best of these models use a Merton methodology to relate a company's credit spreads to its equity price volatility. This framework has intuitive appeal and was generally accepted as a good way to monitor investment grade credit.

    Looking back to 2002, the theory appears sound as one could observe a relationship between aggregated credit spreads and the general level and volatility of the equity market. However, 2003 has yielded very different results. Corporate bond spreads have improved and stabilized while equity prices have declined and remain volatile. This breakdown does not come as a surprise to us, as we believe investment grade corporate bonds are much more sensitive to expected changes in liquidity and leverage than to equity volatility. All else equal, an increase in leverage, particularly in the short-term, tends to cause bond yields to increase while equity price direction is more uncertain.

    At the end of 2002, we did extensive back testing on what, in our opinion, was the best of the Merton models. Our results indicated that this representative model had very little predictive power. Based on what we considered poor results for these models, we have chosen to continue with our long-standing process of utilizing bottom-up credit analysis to look at investment grade corporate debt.

    Following a stellar fourth quarter of 2002, corporate debt was again the best performing investment grade sector in the first quarter of 2003. We attribute the resiliency in corporate bond spreads to balance sheet repair (de-leveraging) and strong investor demand. The more volatile BBB sector led performance, tightening by 38 basis points relative to Treasuries. Adding exposure to the corporate bond market over the last six months was timely. We will continue to increase our credit exposure as good lending opportunities arise.

    Net investment income for the six months was $0.42 per share and net realized and unrealized gains on investments totaled $0.41 per share. On March 31, 2003, the net asset value per share was $16.05 and the stock closed that day at $15.00 per share.

    During the period the Board of Directors declared regular quarterly dividends of $0.23 per share and $0.22 per share payable on December 13, 2002 and March 22, 2003, respectively. In addition to regular dividends, the Board declared a capital gains distribution of $0.04 per share payable on December 13, 2003.

    At the end of the period, the 160 issues in the portfolio had an average market yield of 5.02%, an average Moody's quality rating of A1, an average duration of 7.2, and an average maturity of 15.0 years. The distribution of the portfolio expected maturities and quality was as follows:

Maturities
-----------------------------------------
0-1 year                              1.9%
1-3 years                            11.3
3-5 years                             1.7
5-10 years                           52.4
10-20 years                          10.3
20 plus years                        22.4
                                   ------
                                    100.0%
Quality
-----------------------------------------
Treasury, Agency and Aaa             37.7%
Aa                                   11.9
A                                    22.9
Baa                                  25.6
Below Baa                             1.9
                                   ------
                                    100.0%

STOCK REPURCHASE PLAN:

    On July 28, 1988, the Board of Directors of the Company approved a resolution to repurchase up to 700,000 of its common shares. The Company may repurchase shares, at a price not in excess of market and at a discount from net asset value, if and when such repurchases are deemed appropriate and in the shareholder's best interest. Any repurchases will be made in compliance with applicable requirements of the federal securities law.

    Under such law, the Company is required to give written notice to all shareholders of its intention to purchase stock within six months of the actual repurchase of shares. This report is to serve as notice to all shareholders with respect to any shares repurchased within the next six months pursuant to the Company's stock repurchase plan.

    Unaudited financial statements for the six-month period ended March 31, 2003, and a list of the securities owned on that date are included in this report.

                                                      Sincerely,

                                                      /s/ Jeffrey J. Diermeier

                                                      Jeffrey J. Diermeier, CFA
                                                      PRESIDENT

FORT DEARBORN INCOME SECURITIES, INC. is a closed-end bond fund investing principally in investment grade long-term fixed income debt securities. The primary objective of Fort Dearborn is to provide its shareholders with:

    - a stable stream of current income consistent with external interest rate conditions, and

    - a total return over time that is above what they could receive by investing individually in the investment grade and long-term maturity sectors of the bond market.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Fort Dearborn Income Securities, Inc.
MARKET VALUE OF INDEX AND SHARE PRICE(1) WITH ALL DIVIDENDS REINVESTED AS OF MARCH 31, 2003

                             ANNUALIZED RETURNS
                                 12 MONTHS       SINCE INCEPTION
Fort Dearborn                             8.88%            8.68%
Investment Grade Bond Index              14.68%            8.13%

$ WEALTH INDEX
                  FORT       INVESTMENT
                DEARBORN  GRADE BOND INDEX
12/31/72           18.17             18.17
3/31/73            18.17             18.16
6/30/73            17.10             18.06
9/30/73            17.09             18.41
12/31/73           16.74             18.23
3/31/74            13.73             17.55
6/30/74            15.62             16.61
9/30/74            13.40             16.07
12/31/74           16.33             17.05
3/31/75            16.82             17.83
6/30/75            17.61             18.43
9/30/75            16.79             17.79
12/31/75           16.54             19.39
3/31/76            18.45             20.17
6/30/76            18.37             20.19
9/30/76            20.03             21.28
12/31/76           20.26             22.83
3/31/77            20.50             22.26
6/30/77            21.07             23.08
9/30/77            21.49             23.28
12/31/77           20.68             23.04
3/31/78            20.93             23.00
6/30/78            21.00             22.70
9/30/78            20.90             23.36
12/31/78           19.04             22.84
3/31/79            20.31             23.16
6/30/79            21.40             24.15
9/30/79            20.84             23.61
12/31/79           19.25             21.70
3/31/80            17.16             18.79
6/30/80            20.99             23.31
9/30/80            18.99             20.76
12/31/80           19.11             20.93
3/31/81            19.19             20.69
6/30/81            19.51             20.24
9/30/81            19.39             18.40
12/31/81           20.85             20.51
3/31/82            21.83             21.47
6/30/82            22.26             21.63
9/30/82            26.55             26.21
12/31/82           28.83             29.02
3/31/83            29.96             30.14
6/30/83            31.44             30.55
9/30/83            31.01             30.40
12/31/83           31.22             30.59
3/31/84            32.50             30.09
6/30/84            30.21             28.94
9/30/84            32.66             32.51
12/31/84           37.09             35.48
3/31/85            37.34             35.82
6/30/85            43.27             40.17
9/30/85            42.71             40.92
12/31/85           46.79             45.80
3/31/86            53.14             50.64
6/30/86            55.71             50.88
9/30/86            56.95             51.74
12/31/86           57.70             54.47
3/31/87            60.37             55.37
6/30/87            58.78             53.02
9/30/87            55.66             49.70
12/31/87           56.99             53.50
3/31/88            62.51             55.86
6/30/88            63.41             56.58
9/30/88            63.23             57.95
12/31/88           65.30             58.38
3/31/89            63.95             59.10
6/30/89            69.00             64.57
9/30/89            71.79             64.91
12/31/89           73.38             67.02
3/31/90            75.08             65.82
6/30/90            75.50             68.35
9/30/90            74.62             67.72
12/31/90           80.42             71.21
3/31/91            83.65             74.02
6/30/91            85.57             75.16
9/30/91            91.67             80.14
12/31/91           96.45             84.58
3/31/92            93.81             83.43
6/30/92            97.18             87.02
9/30/92           102.91             91.22
12/31/92          101.67             91.65
3/31/93           108.40             96.61
6/30/93           113.71            100.19
9/30/93           117.42            104.21
12/31/93          112.65            103.37
3/31/94           107.51             98.48
6/30/94           106.80             96.30
9/30/94           105.14             96.42
12/31/94          101.57             97.14
3/31/95           107.51            103.18
6/30/95           116.50            111.98
9/30/95           118.69            114.54
12/31/95          126.33            121.13
3/31/96           124.45            116.32
6/30/96           122.62            116.17
9/30/96           129.34            118.35
12/31/96          137.71            123.00
3/31/97           135.62            120.84
6/30/97           142.43            126.34
9/30/97           148.57            131.91
12/31/97          156.83            136.87
3/31/98           160.03            138.88
6/30/98           159.51            142.78
9/30/98           166.11            147.81
12/31/98          178.86            148.73
3/31/99           174.77            146.24
6/30/99           164.31            142.24
9/30/99           161.53            142.02
12/31/99          145.64            140.99
3/31/2000         157.67            143.82
6/30/2000         164.57            144.71
9/30/2000         168.54            149.23
12/31/2000        176.54            155.49
3/31/2001         190.74            161.70
6/30/2001         201.75            162.17
9/30/2001         200.54            168.73
12/31/2001        207.71            169.83
3/31/2002         206.82            168.71
6/30/2002         217.23            173.81
9/30/2002         219.50            183.85
12/31/2002        219.07            189.15
3/31/2003         225.18            193.48

Returns are net of fees
(1) Share price return is impacted by changes in the premium or discount to the net asset value (NAV). At March 31, 2003, the share price was at a 6.54% discount to NAV.
Total Return does not reflect brokerage commissions on purchases and sales of fund shares or the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

                      STATEMENT OF ASSETS AND LIABILITIES
                           MARCH 31, 2003 (UNAUDITED)

ASSETS:
Portfolio of investments:
  Debt securities, at value (cost $131,656,245).............  $ 138,321,546
  Short-term securities, at cost, which approximates
    market..................................................      1,167,983
                                                              -------------
      Total portfolio of investments........................    139,489,529
Cash........................................................         17,552
Receivable for interest on debt securities..................      1,903,352
Receivable for investments sold.............................      1,901,396
Other assets................................................         18,082
                                                              -------------
      Total assets..........................................    143,329,911
                                                              -------------
LIABILITIES:
Expenses:
  Payable for investments purchased.........................      2,309,728
  Accrued investment advisory and administrative fees.......        157,198
  Accrued custodial and transfer agent fees.................         17,367
  Accrued professional fees.................................         13,134
  Accrued other expenses....................................         26,659
                                                              -------------
      Total liabilities.....................................      2,524,086
                                                              -------------
NET ASSETS (equivalent to $16.05 per share for 8,775,665
 shares of capital stock outstanding).......................  $ 140,805,825
                                                              =============
Analysis of Net Assets:
  Shareholder capital.......................................  $ 135,120,133
  Overdistribution of net investment income.................       (160,395)
  Accumulated net realized loss on sales of investments.....       (819,214)
  Unrealized appreciation on investments....................      6,665,301
                                                              -------------
  Net assets applicable to outstanding shares...............  $ 140,805,825
                                                              =============

                       See Notes to Financial Statements.

                            STATEMENT OF OPERATIONS
                            FOR THE SIX MONTHS ENDED
                           MARCH 31, 2003 (UNAUDITED)

Investment income:
  Interest income earned....................................  $   4,174,565
                                                              -------------
Expenses:
  Investment advisory and administrative fees...............        325,583
  Directors fees............................................         48,056
  Transfer agent and dividend disbursing agent fees.........         37,216
  Stockholders reports and annual meeting fees..............         34,217
  Professional fees.........................................         24,930
  Custody fees..............................................         16,860
  Franchise taxes...........................................          4,914
  Other expenses............................................         28,074
                                                              -------------
Total expenses..............................................        519,850
                                                              -------------
Net investment income.......................................      3,654,715
                                                              -------------
Net realized and unrealized gain (loss) on investments:
  Net realized loss from investment transactions............       (442,657)
  Change in unrealized appreciation.........................      4,032,176
                                                              -------------
Total realized and unrealized gain (loss) on investments....      3,589,519
                                                              -------------
Net increase in net assets from operations..................  $   7,244,234
                                                              =============

                       See Notes to Financial Statements.

                       STATEMENT OF CHANGES IN NET ASSETS

                                                  SIX MONTHS      FOR THE YEAR
                                                     ENDED           ENDED
                                                MARCH 31, 2003   SEPTEMBER 30,
                                                  (UNAUDITED)         2002
                                                ---------------  --------------
From operations:
  Net investment income.......................    $  3,654,715    $  8,314,247
  Net realized gain (loss) from investment
    transactions..............................        (442,657)        623,636
  Change in unrealized appreciation
    (depreciation) of investments.............       4,032,176      (1,229,377)
                                                  ------------    ------------
  Net increase in net assets from
    operations................................       7,244,234       7,708,506
Distributions to shareholders from:
  Net investment income.......................      (3,949,049)     (8,424,638)
  Net realized gain...........................        (351,027)     (1,404,106)
                                                  ------------    ------------
    Total distributions.......................      (4,300,076)     (9,828,744)
                                                  ------------    ------------
    Net increase (decrease) in net assets.....       2,944,158      (2,120,238)
Net Assets:
  Beginning of period.........................     137,861,667     139,981,905
                                                  ------------    ------------
  End of period (including accumulated
    undistributed net investment income of
    $133,939 at 9/30/02)......................    $140,805,825    $137,861,667
                                                  ============    ============

                       See Notes to Financial Statements.

                              FINANCIAL HIGHLIGHTS

Financial highlights for each share of capital stock outstanding through each period:

                                 SIX MONTHS
                                    ENDED
                                  MARCH 31,                    YEARS ENDED SEPTEMBER 30,
                                    2003       ---------------------------------------------------------
                                 (UNAUDITED)     2002        2001        2000        1999        1998
                                 -----------   ---------   ---------   ---------   ---------   ---------
Net asset value, beginning of
 period........................    $ 15.71     $  15.95    $  15.05    $  15.11    $  16.87    $  16.30
                                   -------     --------    --------    --------    --------    --------
Net investment income..........       0.42         0.95        1.04        1.05        1.05        1.05
Net realized and unrealized
 gain (loss) on investments....       0.41        (0.07)       0.90       (0.06)      (1.27)       0.71
                                   -------     --------    --------    --------    --------    --------
Total from investment
 operations....................       0.83         0.88        1.94        0.99       (0.22)       1.76
  Less distributions from:
    Net investment income......      (0.45)       (0.96)      (1.04)      (1.04)      (1.04)      (1.04)
    Net realized gain..........      (0.04)       (0.16)         --       (0.01)      (0.50)      (0.15)
                                   -------     --------    --------    --------    --------    --------
Total distributions............      (0.49)       (1.12)      (1.04)      (1.05)      (1.54)      (1.19)
                                   -------     --------    --------    --------    --------    --------
Net asset value, end of
 period........................    $ 16.05     $  15.71    $  15.95    $  15.05    $  15.11    $  16.87
                                   =======     ========    ========    ========    ========    ========
Market price per share at end
 of period.....................    $ 15.00     $  15.10    $  14.84    $  13.38    $  13.88    $  15.75
Total investment return
 (market value) (1)............      2.58%        9.46%      18.98%       4.34%     (2.76)%      11.81%
Total return (net asset
 value) (2)....................      5.32%        5.82%      13.22%       6.77%     (1.48)%      11.07%
Net assets at end of period
 (in millions).................    $140.81     $ 137.86    $ 139.98    $ 132.09    $ 132.81    $ 148.30
Ratios of expenses to average
 net assets....................      0.75%+       0.73%       0.71%       0.74%       0.73%       0.71%
Ratio of net investment income
 to average net assets.........      5.30%+       6.07%       6.68%       7.01%       6.61%       6.29%
Portfolio turnover.............      28.6%       126.8%      142.7%       73.8%       69.9%       63.5%
Number of shares outstanding at
 end of period
 (in thousands)................      8,776        8,776       8,776       8,776       8,789       8,789

--------------------------

(1) Total investment return (market value) reflects the market value experiences of a continuous shareholder who made commission-free acquisitions through distributions in accordance with the shareholder reinvestment plan.

(2) Total return (net asset value) reflects the Company's portfolio performance and is the combination of reinvested dividend income, reinvested capital gains distributions at NAV, if any, and changes in net asset value per share.

+   Annualized

                       See Notes to Financial Statements.

                            PORTFOLIO OF INVESTMENTS
                           MARCH 31, 2003 (UNAUDITED)

                                                         MOODY'S
FACE VALUE                                               RATING       COST         VALUE
-----------                                              -------  ------------  ------------
             DEBT SECURITIES--(99.2%)

             / / MUNICIPAL SECURITIES--(3.1%)
             New Jersey Economic Development Authority,
$10,000,000  Zero Coupon Revenue Bond, due 02/15/18....  Aaa      $  3,294,908  $  4,274,000
                                                                  ------------  ------------

             / / U.S. GOVERNMENT SECURITIES--(15.0%)

             AGENCY OBLIGATIONS--(9.5%)
             Fannie Mae Grantor Trust,
    799,196   5.500%, due 03/01/33.....................  (a)           823,671       817,131
             Federal Home Loan Mortgage Corp, Gold
              Pool,
  1,894,184   5.500%, due 12/01/17.....................  (a)         1,952,786     1,966,732
             Federal National Mortgage Association,
  1,872,519   5.500%, due 12/01/17.....................  (a)         1,929,864     1,945,406
  2,023,264   5.500%, due 01/01/18.....................  (a)         2,089,653     2,101,817
  1,164,961   6.000%, due 11/01/28.....................  (a)         1,147,122     1,209,306
  2,188,390   6.500%, due 08/01/32.....................  (a)         2,267,036     2,284,474
    865,266   7.000%, due 03/01/31.....................  (a)           876,217       917,095
    685,000   7.125%, due 01/15/30.....................  (a)           766,310       853,048
             Federal National Mortgage Association,
              Guaranteed Mortgage Pass Thru
              Certificates,
    404,027   REMIC, 7.000%, due 06/25/13..............  (a)           375,700       431,088
             Government National Mortgage Association,
    650,496   6.500%, due 05/15/29.....................  (a)           600,184       683,918
                                                                  ------------  ------------
                                                                    12,828,543    13,210,015
                                                                  ------------  ------------

             U.S. TREASURY NOTES--(5.5%)
     80,000   2.000%, due 11/30/04.....................  Aaa            80,650        80,803
  1,050,000   3.250%, due 08/15/07.....................  Aaa         1,064,172     1,078,793
    210,000   4.250%, due 05/31/03.....................  Aaa           211,109       211,067
  3,645,000   4.375%, due 08/15/12.....................  Aaa         3,766,880     3,810,450
  1,585,000   6.250%, due 05/15/30.....................  Aaa         1,879,989     1,891,474
     35,000   6.750%, due 05/15/05.....................  Aaa            38,469        38,769

                       See Notes to Financial Statements.

                           MARCH 31, 2003 (UNAUDITED)

                                                         MOODY'S
FACE VALUE                                               RATING       COST         VALUE
-----------                                              -------  ------------  ------------
$   465,000   8.000%, due 11/15/21.....................  Aaa      $    626,925  $    648,003
                                                                  ------------  ------------
                                                                     7,668,194     7,759,359
                                                                  ------------  ------------
             Total U.S. Government Securities..........             20,496,737    20,969,374
                                                                  ------------  ------------

             / / CORPORATE BONDS AND NOTES--(81.1%)
             FINANCE--(40.2%)
    195,000  Allstate Corp. (The), 6.750%, due
              05/15/18.................................  A1            208,298       219,878
    205,000  American Express Co., 3.750%, due
              11/20/07.................................  A1            204,075       209,882
    745,000  Anadarko Finance Co., 7.500%, due
              05/01/31.................................  Baa1          785,844       893,462
    375,000  Avalonbay Communities, Inc., 7.500%, due
              08/01/09.................................  Baa1          392,528       432,640
  1,915,000  Bank of America Corp., 7.400%, due
              01/15/11.................................  Aa3         1,982,161     2,281,512
    235,000  Bank of New York Co., Inc., 7.300%, due
              12/01/09.................................  A1            267,551       279,603
    815,000  Bank One Corp., 7.875%, due 08/01/10......  A1            871,776       987,411
  1,655,000  Barclays Bank, PLC, 144-A, 8.550%, due
              12/31/49.................................  Aa3         1,652,733     2,032,214
    280,000  Boeing Capital Corp., 7.375%, due
              09/27/10.................................  A3            299,689       309,268
    200,000  ChevronTexaco Capital Co., 3.500%, due
              09/17/07.................................  Aa2           199,106       204,128
    140,000  CIT Group, Inc., 7.750%, due 04/02/12.....  A2            153,396       156,636
  2,175,000  Citigroup, Inc., 7.250%, due 10/01/10.....  Aa2         2,305,297     2,576,881
    275,000  Conoco Funding Co., 7.250%, due
              10/15/31.................................  A3            315,096       323,798
    335,000  Countrywide Home Loans, Inc., 5.500%, due
              02/01/07.................................  A3            338,792       358,238
  3,000,000  CPL Transition Funding LLC, 6.250%, due
              01/15/17.................................  Aaa         3,243,281     3,330,542
  1,105,000  Credit Suisse First Boston USA, Inc.,
              6.500%, due 01/15/12.....................  Aa3         1,124,737     1,187,601
  1,250,000  Credit Suisse First Boston USA, Inc.,
              6.500%, due 03/25/33.....................  Aaa         1,296,875     1,294,875
  2,800,000  CS First Boston Mortgage Securities Corp.,
              00-C1, Class A2, 7.545%, due 04/15/62....  AAA*        3,026,625     3,329,437
    635,000  DLJ Commercial Mortgage Corp., 00-CKP1,
              Class A1B, 7.180%, due 08/10/10..........  Aaa           638,274       738,642

                       See Notes to Financial Statements.

                           MARCH 31, 2003 (UNAUDITED)

                                                         MOODY'S
FACE VALUE                                               RATING       COST         VALUE
-----------                                              -------  ------------  ------------
$ 2,000,000  DLJ Commercial Mortgage Corp., 99-CG3,
              Class A1B, 7.340%, due 10/10/32..........  Aaa      $  2,171,250  $  2,354,166
    615,000  EOP Operating LP, 7.875%, due 07/15/31....  Baa1          624,293       700,011
    590,000  FleetBoston Financial Corp., 7.375%, due
              12/01/09.................................  A3            626,221       692,728
  1,805,000  Ford Motor Co., 7.450%, due 07/16/31......  Baa1        1,656,201     1,381,524
    510,000  Ford Motor Credit Co., 5.800%, due
              01/12/09.................................  A3            478,775       456,382
  1,185,000  Ford Motor Credit Co., 7.375%, due
              02/01/11.................................  A3          1,167,833     1,104,166
    930,000  General Electric Capital Corp., 6.750%,
              due 03/15/32.............................  Aaa           907,269     1,047,498
  1,730,000  General Electric Capital Corp., 6.000%,
              due 06/15/12.............................  Aaa         1,839,208     1,886,548
  1,130,000  General Motors Acceptance Corp., 6.875%,
              due 09/15/11.............................  A2          1,112,949     1,116,593
  1,710,000  General Motors Acceptance Corp., 8.000%,
              due 11/01/31.............................  A2          1,735,364     1,664,967
    170,000  Goldman Sachs Group, Inc., 6.125%, due
              02/15/33.................................  Aa3           170,000       170,564
    665,000  Goldman Sachs Group, Inc., 6.875%, due
              01/15/11.................................  Aa3           664,830       758,208
  1,165,000  Household Finance Corp., 6.750%, due
              05/15/11.................................  A2          1,156,113     1,294,141
    260,000  HSBC Holdings PLC, 5.250%, due 12/12/12...  A1            259,321       268,853
    475,000  Lehman Brothers Holdings, Inc., 6.625%,
              due 01/18/12.............................  A2            472,554       536,018
    390,000  Lincoln National Corp., 6.200%, due
              12/15/11.................................  A3            388,534       420,622
    320,000  Marsh & McClennan Co., Inc., 6.250%, due
              03/15/12.................................  A2            356,277       359,390
    190,000  MBNA America Bank N.A., 7.125%, due
              11/15/12.................................  Baa2          194,871       205,809
    195,000  Mellon Funding Corp., 5.000%, due
              12/01/14.................................  A2            193,366       200,778
  1,410,000  Merrill Lynch Mortgage Investors, Inc.,
              96-C2, Class A3, 6.960%, due 11/21/28....  AAA*        1,496,748     1,549,000
    170,000  Morgan Stanley, 7.250%, due 04/01/32......  Aa3           170,968       194,646
  1,640,000  Morgan Stanley, 6.750%, due 04/15/11......  Aa3         1,645,291     1,835,514
    482,883  Norwest Asset Securities Corp., 96-2,
              Class A, 7.000%, due 09/25/11............  AAA*          486,806       483,703

                       See Notes to Financial Statements.

                           MARCH 31, 2003 (UNAUDITED)

                                                         MOODY'S
FACE VALUE                                               RATING       COST         VALUE
-----------                                              -------  ------------  ------------
$   480,000  Pemex Project Funding Master Trust, 144-A,
              8.000%, due 11/15/11.....................  Baa1     $    518,332  $    525,600
  1,500,000  PNC Mortgage Acceptance Corp., 99-CM1,
              Class A1B, 7.330%, due 12/10/32..........  Aaa         1,608,750     1,766,706
    870,000  Prudential Mortgage Capital Funding, LLC,
              01-ROCK, Class A2, 6.605%, due
              05/10/34.................................  Aaa           874,350       990,458
  1,380,000  PSE&G Transition Funding LLC, 6.450%, due
              03/15/13.................................  Aaa         1,445,766     1,582,542
  3,000,000  PSE&G Transition Funding LLC, 6.610%, due
              06/15/15.................................  Aaa         3,376,875     3,462,984
    830,000  Qwest Capital Funding, Inc., 7.900%, due
              08/15/10.................................  Caa2          863,845       639,100
    115,000  SLM Corp., 5.125%, due 08/27/12...........  A2            114,202       117,971
    945,000  Unilever Capital Corp., 7.125%, due
              11/01/10.................................  A1          1,012,363     1,117,859
    500,000  US Bank N.A., Minnesota, 6.375%, due
              08/01/11.................................  Aa3           510,408       564,964
  1,620,000  Wachovia Bank N.A. (Charlotte), 7.800%,
              due 08/18/10.............................  Aa3         1,714,314     1,978,525
    350,000  Washington Mutual Bank, 6.875%, due
              06/15/11.................................  A3            379,412       397,852
  1,025,000  Wells Fargo Bank, N.A., 6.450%, due
              02/01/11.................................  Aa2         1,014,743     1,172,960
                                                                  ------------  ------------
                                                                    52,714,536    56,145,998
                                                                  ------------  ------------
             INDUSTRIAL--(16.3%)
    720,000  Alcoa, Inc., 6.000%, due 01/15/12.........  A2            718,305       782,882
    430,000  Amerada Hess Corp., 6.650%, due
              08/15/11.................................  Baa2          431,506       469,697
    940,000  Anheuser-Busch Cos., Inc., 9.000%, due
              12/01/09.................................  A1          1,106,321     1,220,571
  1,815,000  AOL Time Warner, Inc., 7.625%, due
              04/15/31.................................  Baa1        1,784,855     1,926,005
  1,270,000  Avon Products, Inc., 7.150%, due
              11/15/09.................................  A2          1,292,178     1,486,209
    185,000  Bristol-Myers Squibb Co., 5.750%, due
              10/01/11.................................  Aa2           180,649       198,475
    720,000  Caterpillar, Inc., 6.550%, due 05/01/11...  A2            720,993       819,529
    900,000  Cendant Corp., 6.875%, due 08/15/06.......  Baa1          899,207       964,745
    330,000  Centex Corp., 9.750%, due 06/15/05........  Baa2          329,993       372,753
    420,000  Conagra Foods, Inc., 6.750%, due
              09/15/11.................................  Baa1          469,340       472,603
    350,000  Coors Brewing Co., 6.375%, due 05/15/12...  Baa2          348,586       391,941

                       See Notes to Financial Statements.

                           MARCH 31, 2003 (UNAUDITED)

                                                         MOODY'S
FACE VALUE                                               RATING       COST         VALUE
-----------                                              -------  ------------  ------------
$ 1,005,000  DaimlerChrysler N.A. Holdings Corp.,
              8.500%, due 01/18/31.....................  A3       $  1,116,556  $  1,185,561
    825,000  Deere & Co., 7.125%, due 03/03/31.........  A3            841,456       957,409
    445,000  Dow Chemical Co. (The), 6.125%, due
              02/01/11.................................  A3            450,212       460,108
    375,000  First Data Corp., 5.625%, due 11/01/11....  A1            373,845       405,972
    440,000  Harrahs Operating Co., Inc., 7.500%, due
              01/15/09.................................  Baa3          484,276       493,507
    875,000  International Paper Co., 6.750%, due
              09/01/11.................................  Baa2          876,113       980,960
    285,000  Kohl's Corp., 6.300%, due 03/01/11........  A3            288,795       320,840
    685,000  Kroger Co., 7.500%, due 04/01/31..........  Baa3          766,071       766,086
    520,000  Merck & Co., Inc., 6.400%, due 03/01/28...  Aaa           563,681       583,157
    235,000  Newell Rubbermaid, Inc., 6.750%, due
              03/15/12.................................  Baa1          260,087       268,399
    735,000  Occidental Petroleum Corp., 8.450%, due
              02/15/29.................................  Baa2          830,977       953,574
    680,000  Pepsi Bottling Holdings, Inc., 144-A,
              5.625%, due 02/17/09.....................  A1            684,869       751,495
    185,000  Progressive Corp. (The), 6.250%, due
              12/01/32.................................  A2            183,607       194,533
    290,000  Rohm & Haas Co., 7.850%, due 07/15/29.....  A3            319,414       354,684
    320,000  Safeway, Inc., 7.250%, due 02/01/31.......  Baa2          334,391       359,168
    525,000  Target Corp., 7.000%, due 07/15/31........  A2            567,917       592,095
  1,135,000  Transocean, Inc., 7.500%, due 04/15/31....  Baa2        1,102,267     1,333,374
    430,000  United Technologies Corp., 6.100%, due
              05/15/12.................................  A2            429,248       482,371
    475,000  UST, Inc., 6.625%, due 07/15/12...........  A3            472,777       529,854
    145,000  Wal-Mart Stores, Inc., 6.875%, due
              08/10/09.................................  Aa2           154,118       171,385
    400,000  Walt Disney Co. (The), 6.375%, due
              03/01/12.................................  Baa1          406,542       429,957
    310,000  Wendy's International, Inc., 6.200%, due
              06/15/14.................................  Baa1          309,095       345,243
    665,000  Weyerhaeuser Co., 7.375%, due 03/15/32....  Baa2          658,430       726,592
                                                                  ------------  ------------
                                                                    20,756,677    22,751,734
                                                                  ------------  ------------
             UTILITIES--(8.6%)
    265,000  Apache Corp., 6.250%, due 04/15/12........  A3            263,113       300,159
    110,000  Boston Edison Co., 4.875%, due 10/15/12...  A1            109,227       112,599
    370,000  Burlington Resources Finance Co., 6.680%,
              due 02/15/11.............................  Baa1          406,208       419,222

                       See Notes to Financial Statements.

                           MARCH 31, 2003 (UNAUDITED)

                                                         MOODY'S
FACE VALUE                                               RATING       COST         VALUE
-----------                                              -------  ------------  ------------
$   270,000  Commonwealth Edison Co., 6.150%, due
              03/15/12.................................  A3       $    270,597  $    301,471
    680,000  ConocoPhillips, 8.750%, due 05/25/10......  A3            775,323       851,953
  1,400,000  Consolidated Edison Co. of New York,
              7.500%, due 09/01/10.....................  A1          1,389,332     1,673,137
    670,000  Devon Financing Corp., ULC, 6.875%, due
              09/30/11.................................  Baa2          650,429       762,514
    415,000  Dominion Resources, Inc., 5.700%, due
              09/17/12.................................  Baa1          414,718       434,976
    205,000  DTE Energy Co., 7.050%, due 06/01/11......  Baa2          223,832       234,738
  1,300,000  Duke Energy Field Services, LLC, 8.125%,
              due 08/16/30.............................  Baa2        1,405,838     1,411,694
    835,000  FirstEnergy Corp., 6.450%, due 11/15/11...  Baa2          826,754       882,752
    165,000  Kerr-McGee Corp., 7.875%, due 09/15/31....  Baa2          198,360       191,367
    345,000  Midamerican Energy Co., 5.125%, due
              01/15/13.................................  A3            344,251       355,822
    985,000  Mirant Americas Generation, Inc., 9.125%,
              due 05/01/31.............................  B3          1,067,491       467,875
    210,000  Praxair, Inc., 6.375%, due 04/01/12.......  A3            213,200       235,070
    520,000  Progress Energy, Inc., 7.000%, due
              10/30/31.................................  Baa2          526,527       555,796
    105,000  PSEG Power LLC, 7.750%, due 04/15/11......  Baa1           98,969       121,108
    250,000  PSEG Power LLC, 8.625%, due 04/15/31......  Baa1          158,571       306,864
  1,000,000  Sempra Energy, 7.950%, due 03/01/10.......  Baa1          997,380     1,163,355
    325,000  Southern Power Co., 6.250%, due
              07/15/12.................................  Baa1          329,001       355,859
    300,000  Union Oil Co. of California, 7.500%, due
              02/15/29.................................  Baa2          316,322       343,712
    470,000  Valero Energy Corp., 7.500%, due
              04/15/32.................................  Baa3          465,959       505,770
                                                                  ------------  ------------
                                                                    11,451,402    11,987,813
                                                                  ------------  ------------
             COMMUNICATION--(7.3%)
    455,000  AT&T Corp., 8.000%, due 11/15/31..........  Baa2          396,996       489,105
    140,000  AT&T Wireless Services, Inc., 7.875%, due
              03/01/11.................................  Baa2          117,554       156,583
    760,000  AT&T Wireless Services, Inc., 8.750%, due
              03/01/31.................................  Baa2          836,950       871,539
    315,000  BellSouth Telecommunications Corp.,
              6.000%, due 10/15/11.....................  Aa3           321,935       350,932

                       See Notes to Financial Statements.

                           MARCH 31, 2003 (UNAUDITED)

                                                         MOODY'S
FACE VALUE                                               RATING       COST         VALUE
-----------                                              -------  ------------  ------------
$   340,000  British Telecommunications PLC, 8.125%,
              due 12/15/10.............................  Baa1     $    372,474  $    412,966
    260,000  Cingular Wireless, 6.500%, due 12/15/11...  A3            251,213       281,120
    520,000  Citizens Communications Co., 9.000%, due
              08/15/31.................................  Baa2          538,920       675,933
  1,105,000  Comcast Cable Communications, 6.750%, due
              01/30/11.................................  Baa3        1,085,330     1,191,546
    740,000  International Business Machines Corp.,
              5.875%, due 11/29/32.....................  A1            716,497       756,219
    170,000  Motorola, Inc., 7.625%, due 11/15/10......  Baa2          157,760       182,750
    820,000  News America, Inc., 7.125%, due
              04/08/28.................................  Baa3          730,391       853,841
    800,000  SBC Communications, Inc., 5.875%, due
              02/01/12.................................  A1            808,572       871,869
    650,000  Sprint Capital Corp., 6.875%, due
              11/15/28.................................  Baa3          598,042       568,750
    100,000  Tele-Communications, Inc., 7.875%, due
              08/01/13.................................  Baa3           85,772       114,516
    260,000  Verizon New England, Inc., 6.500%, due
              09/15/11.................................  Aa3           245,392       292,262
    960,000  Verizon New York, Inc., 7.375%, due
              04/01/32.................................  A2            857,653     1,133,197
    825,000  Viacom, Inc., 6.625%, due 05/15/11........  A3            927,846       935,851
                                                                  ------------  ------------
                                                                     9,049,297    10,138,979
                                                                  ------------  ------------
             INTERNATIONAL--(6.0%)
  2,500,000  Augusta Funding Ltd., 7.375%, due
              04/15/13.................................  Aaa         2,426,113     2,749,350
    285,000  Canadian National Railway Co., 6.900%, due
              07/15/28.................................  Baa1          296,768       328,874
    625,000  Deutsche Telekom International Finance,
              8.250%, due 06/15/30.....................  Baa3          660,783       741,658
    530,000  France Telecom, 8.500%, due 03/01/31......  Baa3          606,110       690,251
  2,235,000  Mexico Government International Bond,
              8.125%, due 12/30/19.....................  Baa2        2,224,003     2,403,742
    385,000  Royal Bank of Scotland, 9.118%, due
              12/31/49.................................  A1            472,832       479,563
    365,000  Telus Corp., 8.000%, due 06/01/11.........  Ba1           363,095       386,900

                       See Notes to Financial Statements.

                           MARCH 31, 2003 (UNAUDITED)

                                                         MOODY'S
FACE VALUE                                               RATING       COST         VALUE
-----------                                              -------  ------------  ------------
$   500,000  WestDeutsche Landesbank, 6.750%, due
              06/15/05.................................  Aa1      $    542,531  $    542,531
                                                                  ------------  ------------
                                                                     7,592,235     8,322,869
                                                                  ------------  ------------
             TRANSPORTATION--(2.7%)
    120,000  Burlington Northern Santa Fe Corp.,
              6.875%, due 12/01/27.....................  Baa2          117,861       131,281
    740,000  Burlington Northern Santa Fe Corp.,
              7.082%, due 05/13/29.....................  Baa2          733,560       832,149
    700,000  Delta Air Lines, Inc., 10.500%, due
              04/30/16**...............................  Ba1           853,510       337,162
  1,065,000  Erac U.S.A. Finance Co., 144-A, 8.000%,
              due 01/15/11.............................  Baa1        1,121,321     1,236,118
    470,000  Union Pacific Corp., 6.650%, due
              01/15/11.................................  Baa3          474,201       532,089
  3,000,000  United Airlines, Inc., 7.870%, due
              01/30/19**...............................  Caa2        3,000,000       661,980
                                                                  ------------  ------------
                                                                     6,300,453     3,730,779
                                                                  ------------  ------------
             Total Corporate Bonds and Notes...........            107,864,600   113,078,172
                                                                  ------------  ------------
             Total Debt Securities.....................            131,656,245   138,321,546
                                                                  ------------  ------------
  SHARES
-----------
             SHORT-TERM INVESTMENTS--(0.8%)
  1,167,983  UBS Supplementary Trust U.S. Cash
              Management Prime Fund....................              1,167,983     1,167,983
                                                                  ------------  ------------
             Total Investments (100.0%)................           $132,824,228  $139,489,529
                                                                  ============  ============

------------------------

(a)      Moody's as a matter of policy, does not rate this issue.

* Standard & Poor's Corporation rating. Security is not rated by Moody's Investor Service, Inc.

** Illiquid securities represent 0.72% of the total portfolio of investments.

144-A Securities exempt from registration under Rule 144-A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2003, the value of these securities amounted to $4,545,427 or 3.26% of the total portfolio of investments.

REMIC  Real Estate Mortgage Investment Conduit

                       See Notes to Financial Statements.

                         NOTES TO FINANCIAL STATEMENTS
                           MARCH 31, 2003 (UNAUDITED)

1. SIGNIFICANT ACCOUNTING POLICIES

    Fort Dearborn Income Securities, Inc. ("the Company") is registered under the Investment Company Act of 1940, as amended, as a diversified closed-end management company. The Company invests principally in investment grade long-term fixed income debt securities with the primary objective of providing its shareholders with:

    - a stable stream of current income consistent with external interest rate conditions, and

    - a total return over time that is above what they could receive by investing individually in the investment grade and long-term maturity sectors of the bond market.

    The following is a summary of the significant accounting policies followed by the Company in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

    A. VALUATION OF INVESTMENTS -- The Fund calculates its net asset value based on the current market value, where available, for its portfolio securities. The Fund normally obtains market values for its securities from independent pricing sources and broker-dealers. Independent pricing sources may use reported last sale prices, current market quotations or valuations from computerized "matrix" systems that derive values based on comparable securities. A matrix system incorporates parameters such as security quality, maturity and coupon, and/or research and evaluations by its staff, including review of broker-dealer market price quotations, if available, in determining the valuation of the portfolio securities.

    B. INVESTMENT INCOME AND SECURITY TRANSACTIONS -- Interest income is recorded on the accrual basis. Dividend income is recorded on ex-dividend date. Security transactions are accounted for on the trade date. The Company has elected to amortize market discount and premium on all issues purchased. Realized gains and losses from security transactions and unrealized appreciation and depreciation of investments are reported on a first-in first-out basis.

    C. FEDERAL INCOME TAXES -- For federal income tax purposes, the cost of securities owned at March 31, 2003, was substantially the same as the cost of securities for financial statement purposes.

    At March 31, 2003, the components of net unrealized appreciation of investments were as follows:

Gross appreciation (investments having an excess of value
  over cost)                                                  $10,823,136
Gross depreciation (investments having an excess of cost
  over value)                                                  (4,157,835)
                                                              -----------
Net unrealized appreciation of investments                    $ 6,665,301
                                                              ===========

                           MARCH 31, 2003 (UNAUDITED)

1. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

    The Fund intends to distribute substantially all of its taxable income and to comply with the other requirements of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income taxes is required. In addition, by distributing during each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, the Fund intends not to be subject to a federal excise tax.

    Net realized gains or losses may differ for financial and tax reporting purposes as a result of post October 31 losses, which are not recognized for tax purposes until the first day of the following fiscal year along with losses from wash sales.

2. NET ASSET VALUATIONS

    The net asset value of the Company's shares is determined as of the close of business each day the New York Stock Exchange is open.

3. DISTRIBUTIONS

    Dividends and distributions payable to shareholders are recorded by the Company on the ex-date. Net realized gains from the sale of investments, if any, are distributed annually. Net investment income and realized gains and losses for federal income tax purposes may differ from that reported on the financial statements because of permanent and temporary book and tax basis differences.

    Distributions from net realized gains for book purposes may include short-term capital gains, which are included as ordinary income for tax purposes.

4. CAPITAL STOCK

    At March 31, 2003, there were 12,000,000 shares of $.01 par value capital stock authorized, and shareholder capital of $135,120,133. During the six months ended March 31, 2003 no new shares were issued as part of the dividend reinvestment plan and no shares were repurchased in the open market.

5. PURCHASES AND SALES OF SECURITIES

    Purchases and sales (including maturities) of portfolio securities during the six months ended March 31, 2003, were as follows: debt securities and preferred stock, $13,564,508 and $7,907,232, respectively; short-term securities, $14,216,001 and $17,599,093, respectively: and United States government debt obligations, $27,743,838 and $30,361,595, respectively.

6. MANAGEMENT AND OTHER FEES

    Under an agreement between the Company and UBS Global Asset Management (Americas) Inc. ("the Advisor"), the Advisor manages the Company's investment portfolio, maintains its accounts and records, and furnishes the services of individuals to perform executive and administrative functions for the Company. In return for these services, the Company pays the Advisor 50 basis points (annualized) of the

                           MARCH 31, 2003 (UNAUDITED)

6. MANAGEMENT AND OTHER FEES (CONTINUED)

Company's average weekly net assets up to $100,000,000 and 40 basis points (annualized) of average weekly net assets in excess of $100,000,000.

    The Company pays each of its directors (except the Chairman) at the rate of $9,000 annually to serve as directors and $750 for each Board of Directors meeting attended. The Company pays the Chairman at the rate of $13,000 annually to serve in such capacity and $750 for each Board of Directors meeting attended.

    All Company officers serve without direct compensation from Fort Dearborn.

    Fort Dearborn Income Securities, Inc. invests in shares of the UBS Supplementary Trust U.S. Cash Management Prime Fund ("Supplementary Trust"). The Supplementary Trust is a business trust managed by the Advisor. The Supplementary Trust is offered as a cash management option only to mutual funds and other accounts managed by the Advisor.

    The Supplementary Trust pays no management fees. Distributions from the Supplementary Trust are reflected as interest income on the statement of operations. Amounts relating to those investments at March 31, 2003 and for the period ended are summarized as follows:

                                                                                                % OF
                                            COST OF        SALES      INTEREST                  NET
FUND                                       PURCHASE      PROCEEDS      INCOME      VALUE       ASSETS
----                                      -----------   -----------   --------   ----------   --------
UBS Supplementary Trust U.S. Cash
  Management Prime Fund.................  $14,004,541   $17,599,093   $31,937    $1,167,983     0.8%

7. MORTGAGE BACKED SECURITIES AND OTHER INVESTMENTS

    The Company invests in Mortgage Backed Securities (MBS), representing interests in pools of mortgage loans. These securities provide shareholders with payments consisting of both principal and interest as the mortgages in the underlying mortgage pools are paid. Most of the securities are guaranteed by federally sponsored agencies -- Government National Mortgage Association (GNMA), Federal National Mortgage Association (FNMA) or Federal Home Loan Mortgage Corporation (FHLMC). However, some securities may be issued by private, non-governmental corporations. MBS issued by private entities are not government securities and are not directly guaranteed by any government agency. They are secured by the underlying collateral of the private issuer. Yields on privately issued MBS tend to be higher than those of government backed issues. However, risk of loss due to default and sensitivity to interest rate fluctuations is also higher.

    The Company invests in Collateralized Mortgage Obligations (CMOs). A CMO is a bond, which is collateralized by a pool of MBS. The Company also invests in REMICs (Real Estate Mortgage Investment Conduit) which are simply another form of CMO. These MBS pools are divided into classes or tranches with each class having its own characteristics. The different classes are retired in sequence as the

                           MARCH 31, 2003 (UNAUDITED)

7. MORTGAGE BACKED SECURITIES AND OTHER INVESTMENTS (CONTINUED)

underlying mortgages are repaid. For instance, a Planned Amortization Class
(PAC) is a specific class of mortgages, which over its life will generally have the most stable cash flows and the lowest prepayment risk. A GPM (Graduated Payment Mortgage) is a negative amortization mortgage where the payment amount gradually increases over the life of the mortgage. The early payment amounts are not sufficient to cover the interest due, and therefore, the unpaid interest is added to the principal, thus increasing the borrower's mortgage balance. Prepayment may shorten the stated maturity of the CMO and can result in a loss of premium, if any has been paid.

    The Company invests in Asset Backed Securities, representing interests in pools of certain types of underlying installment loans or leases or by revolving lines of credit. They often include credit enhancement that help limit investors exposure to the underlying credit. These securities are valued on the basis of timing and certainty of cash flows compared to investments with similar durations.

                REPORT ON THE AUTOMATIC DIVIDEND INVESTMENT PLAN

    THE COMPANY'S AUTOMATIC DIVIDEND INVESTMENT PLAN, OPERATED FOR THE CONVENIENCE OF THE SHAREHOLDERS, HAS BEEN IN OPERATION SINCE THE DIVIDEND PAYMENT OF MAY 5, 1973.

    For the six months ended March 31, 2003, 32,443 shares were purchased for the Plan participants. The breakdown of these shares is listed below:

                                                           WHERE
                                  NO. OF                   SHARES
           DIVIDEND               SHARES     AVERAGE        WERE
         PAYMENT DATE           PURCHASED     PRICE      PURCHASED
--------------------------------------------------------------------
December 13, 2002                 18,318      $14.83    Open Market
March 26, 2003                    14,125      $15.50    Open Market

    As explained in the Plan, shares are purchased at the lower of the market value (including commission) or net asset value, depending upon availability. The expense of maintaining the Plan, $1.35 for each participating account per dividend payment, is borne by the Company. Shareholders who have not elected to participate in the Plan receive all dividends in cash.

    The Plan had 768 participants on March 18, 2003. Under the terms of the Plan, any shareholder may terminate participation by giving written notice to the Company. Upon termination, a certificate for all full shares, plus a check for the value of any fractional interest in shares, will be sent to the withdrawing shareholders, unless the sale of all or part of such shares is requested. ANY REGISTERED SHAREHOLDER WHO WISHES TO PARTICIPATE IN THE PLAN MAY DO SO BY WRITING TO EQUISERVE TRUST COMPANY N.A. OF NEW YORK, P.O. BOX 2500, JERSEY CITY, NJ 07303-2500 OR CALLING THEM AT (800) 446-2617. A copy of the Plan and enrollment card will be mailed to you. Shareholders who own shares in nominee name should contact their brokerage firm. All new shareholders will receive a copy of the Plan and a card, which may be signed to authorize reinvestment of dividends pursuant to the Plan.

    THE INVESTMENT OF DIVIDENDS DOES NOT RELIEVE PARTICIPANTS OF ANY INCOME TAX WHICH MAY BE PAYABLE THEREON. THE COMPANY STRONGLY RECOMMENDS THAT ALL AUTOMATIC DIVIDEND INVESTMENT PLAN PARTICIPANTS RETAIN EACH YEAR'S FINAL STATEMENT ON THEIR PLAN PARTICIPATION AS A PART OF THEIR PERMANENT TAX RECORD. THIS WILL INSURE THAT COST INFORMATION IS AVAILABLE IF AND WHEN IT IS NEEDED.

--------------------------------------------------------------------------------

SHAREHOLDER INFORMATION

    FOR THE SIX MONTHS ENDED MARCH 31, 2003, THERE WERE: (I) NO MATERIAL CHANGES IN THE COMPANY'S INVESTMENT OBJECTIVES OR POLICIES, (II) NO CHANGES IN THE COMPANY'S CHARTER OR BY-LAWS THAT WOULD DELAY OR PREVENT A CHANGE OF CONTROL OF THE COMPANY, (III) NO MATERIAL CHANGES IN THE PRINCIPAL RISK FACTORS ASSOCIATED WITH INVESTMENT IN THE COMPANY, AND (IV) NO CHANGE IN THE PERSON PRIMARILY RESPONSIBLE FOR THE DAY-TO DAY MANAGEMENT OF THE COMPANY'S PORTFOLIO.

                            REPORT ON ANNUAL MEETING

    At the annual meeting of shareholders, held on December 16, 2002, shareholders elected the Company's four nominees as directors and ratified the selection of Ernst and Young LLP as accountants. The votes were as follows:

           DIRECTORS            FOR          WITHHELD
1.       -------------       ---------       --------
         C.R. O'Neil         7,613,606        55,326
         A. Cepeda           7,613,226        55,706
         F.K. Reilly         7,613,606        55,326
         E.M. Roob           7,607,341        61,591

BOARD OF DIRECTORS

C. RODERICK O'NEIL, CFA
Chairman of the Board

ADELA CEPEDA
Director

FRANK K. REILLY, CFA
Director

EDWARD M. ROOB
Director

J. MIKESELL THOMAS
Director

OFFICERS

JEFFREY J. DIERMEIER, CFA
President

DAVID M. GOLDENBERG
Vice President and Secretary

AMY R. DOBERMAN
Vice President and Assistant Secretary

RITA RUBIN
Assistant Secretary

PAUL H. SCHUBERT
Vice President and Treasurer

JOSEPH A. ANDERSON
Assistant Treasurer

CRAIG G. ELLINGER, CFA
Portfolio Manager

FORT DEARBORN
INCOME SECURITIES, INC.

One N. Wacker Drive
38th Floor
Chicago, Illinois 60606
(312) 525-7877

STOCK TRANSFER AND
DIVIDEND DISBURSEMENT
AGENT
(1-800-446-2617)

Mail correspondence to:
EquiServe
P.O. Box 2500
Jersey City, New Jersey 07303-2500

Mail stock certificates to:
EquiServe
P.O. Box 2506
Jersey City, New Jersey 07303-2506

INDEPENDENT AUDITORS
Ernst & Young LLP
5 Times Square
New York, New York 10036

LEGAL COUNSEL
Winston & Strawn
35 West Wacker Drive
Chicago, IL 60601

ITEM 2.  CODE OF ETHICS.

Form N-CSR disclosure requirement not yet effective with respect to registrant.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Form N-CSR disclosure requirement not yet effective with respect to registrant.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Form N-CSR disclosure requirement not yet effective with respect to registrant.

ITEM 5 - 6.  [RESERVED BY SEC FOR FUTURE USE. ]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED - END MANAGEMENT INVESTMENT COMPANIES.

Form N-CSR disclosure requirement not yet effective with respect to registrant.

ITEM 8.  [RESERVED BY SEC FOR FUTURE USE. ]

ITEM 9.  CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 10.  EXHIBITS.

(a) Form N-CSR disclosure requirement not yet effective with respect to registrant.

(b) The certifications required by Rule 30a-2 of the Investment Company Act of 1940, as amended, and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FORT DEARBORN INCOME SECURITIES, INC.

By:      /s/ Jeffrey J. Diermeier
         -------------------------
         Jeffrey J. Diermeier
         President

Date:    June 4, 2003


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:      /s/ Jeffrey J. Diermeier
         -------------------------
         Jeffrey J. Diermeier
         President

Date:    JUNE 4, 2003

By:      /s/ Paul H. Schubert
         ---------------------
         Paul H. Schubert
         Chief Financial Officer

Date:    June 4, 2003